14. Long Term Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Preferred Shares- Amphivena
Disclosure of financial assets [line items]
Fair value of shares	€ 2.9	€ 3.2
Recognized losses from change in fair value	(0.2)	€ (0.6)
Common shares
Disclosure of financial assets [line items]
Fair value of shares	€ 17.1